Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017	Jul. 02, 2016
Document and Entity Information
Entity Registrant Name	SEABOARD CORP /DE/
Entity Central Index Key	0000088121
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 747,309,465
Entity Common Stock, Shares Outstanding		1,170,550
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY